Promissory Notes - Schedule of Changes in the Fair Value of Embedded Derivative of Promissory Notes (Details) - 12 months ended Mar. 31, 2026	HKD ($)	USD ($)
Schedule of Changes in the Fair Value of Embedded Derivative of Promissory Notes [Abstract]
Fair value of embedded derivative at issuance	$ 13,235,347	$ 1,688,182
Change in fair value	(1,183,122)	(150,909)
Fair value of embedded derivative at March 31, 2026	$ 12,052,225	$ 1,537,273